Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net temporary differences
Total income taxes / provision for PILs	CAD 114	CAD 89
PILs [Member]
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Income taxes / provision for PILs at statutory rate	216	222
Net temporary differences
Capital cost allowance in excess of depreciation and amortization	(37)	(72)
Pension contributions in excess of pension expense	(25)	(24)
Overheads capitalized for accounting but deducted for tax purposes	(15)	(15)
Interest capitalized for accounting but deducted for tax purposes	(13)	(13)
Environmental expenditures	(5)	(5)
Non-refundable investment tax credits	(2)	(3)
Post-retirement and post-employment benefit expense in excess of cash payments	(1)	3
Prior year's adjustments	(1)	(4)
Other	(2)	(1)
Net temporary differences	(101)	(134)
Net tax benefit resulting from transition from PILs Regime to Federal Tax Regime	(9)
Net permanent differences	1	1
Total income taxes / provision for PILs	114	CAD 89
PILs [Member] | Hydro One Brampton Networks Inc. spin-off [Member]
Net temporary differences
Hydro One Brampton spin-off	CAD 7